Cover	3 Months Ended
Mar. 31, 2020
Cover page.
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	DIGITAL MEDIA SOLUTIONS, INC.
Entity Central Index Key	0001725134
Entity Filer Category	Accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false